Other Income (Expense)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Other Income (Expense)

Note 10 – Other Income (Expense)

Items included in other income (expense) in the Consolidated Statements of Operations are as follows:

	Year ended December 31,
(in thousands USD)	2021	2020
Foreign exchange (loss) gain, net	$(1,936)	$3,597
Forgiveness of PPP loan	1,306	142
Gain on disposition of a business	—	1,110
Interest income	70	112
Other non-operating expense	(524)	(436)
Total other income (expense)	$(1,084)	$4,525